Investment in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2018
Investments accounted for using equity method [Abstract]
Investments accounted for using equity method [Table Text Block]
Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2018		2017		2016
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	4,933	Rs.	3,385	Rs.	2,876
Total non-current assets		347		296		377
Total assets	Rs.	5,280	Rs.	3,681	Rs.	3,253
Equity	Rs.	3,600	Rs.	2,603	Rs.	2,129
Total current liabilities		1,680		1,078		1,124
Total equity and liabilities	Rs.	5,280	Rs.	3,681	Rs.	3,253
Revenues	Rs.	5,482	Rs.	4,980	Rs.	4,246
Expenses		4,792		4,295		3,800
Profit for the year	Rs.	690	Rs.	685	Rs.	446
Company’s share of profits for the year	Rs.	354	Rs.	351	Rs.	229
Carrying value of the Company’s investment(1)	Rs.	2,029	Rs.	1,519	Rs.	1,309
Translation adjustment arising out of translation of foreign currency balances	Rs.	255	Rs.	97	Rs.	239

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.